Putnam California Tax Exempt Income Fund
The fund's portfolio
12/31/22 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.66% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (103.1%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.3%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,611,881
4.00%, 10/1/38	A+/F	4,270,000	4,143,849
4.00%, 10/1/36	A+/F	2,455,000	2,423,156
4.00%, 10/1/34	A+/F	2,110,000	2,117,509

			10,296,395
California (100.8%)
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,004,093
5.00%, 4/1/32	AA-	3,000,000	3,014,715
Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	468,462
Ser. A, zero %, 10/1/49	A3	10,000,000	4,773,047
Albany, Unified School Dist. G.O. Bonds, (Election 2016), Ser. B
5.00%, 8/1/43	Aa2	2,000,000	2,109,713
4.00%, 8/1/46	Aa2	1,750,000	1,705,121
Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds
Ser. A, 5.00%, 10/1/50	AA-	1,400,000	1,445,079
Ser. C, 5.00%, 10/1/45	AA-	2,730,000	2,825,223
Anaheim, Pub. Fin. Auth. Rev. Bonds, Ser. C, AGM, zero %, 9/1/31	AA	5,000,000	3,650,728
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 2.91%, 4/1/53	VMIG 1	7,610,000	7,610,000
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (12/1/27), (Clean Energy), Ser. A, 4.00%, 10/1/52	A2	11,600,000	11,648,845
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BB-/P	4,500,000	4,001,742
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	1,100,000	912,133
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	7,775,000	5,200,753
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,761,928	4,599,900
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	4,019,411	3,638,114
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	6,761,240
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	305,539
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A3	3,400,000	3,494,271
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	265,497
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	161,044
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 1.95%, 8/1/52	VMIG 1	2,240,000	2,240,000
CA School Fac. Fin. Auth. Rev. Bonds
(Green Dot Pub. Schools), 5.75%, 8/1/52	BBB-	1,500,000	1,573,738
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	3,150,000	3,157,902
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,027,530
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB	7,120,000	7,132,541
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,572,996
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	5,225,549
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,501,758
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB	1,750,000	1,764,590
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,025,913
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,270,300
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	1,880,456
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,477,255
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	884,713
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	1,140,000	967,494
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/48	BBB	675,000	568,691
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	732,317
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/38	BBB	465,000	422,339
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,066,604
CA State G.O. Bonds
3.00%, 12/1/46	Aa2	1,750,000	1,353,030
3.00%, 12/1/43	Aa2	500,000	400,044
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Hawking STEAM Charter Schools, Inc.), 5.50%, 7/1/62	BB+	1,000,000	927,559
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	4,165,000	4,032,948
(Summit Pub. Schools), 5.00%, 6/1/53	Baa3	2,350,000	2,319,411
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB-	3,000,000	2,981,534
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	1,200,000	1,189,148
(Summit Pub. Schools), 5.00%, 6/1/47	Baa3	1,000,000	1,000,966
(Aspire Public Schools), 5.00%, 8/1/42	BBB	1,000,000	1,007,171
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB-	215,000	219,329
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,011,808
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	BB/P	1,175,000	837,112
(Vista Charter Pub. Schools Oblig. Group), Ser. A, 4.00%, 6/1/61	BB	3,000,000	2,109,884
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	BB/P	650,000	488,000
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	BB/P	500,000	410,309
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BB+	500,000	495,020
5.00%, 5/1/37	BB+	1,000,000	986,932
5.00%, 5/1/34	BB+	800,000	801,455
5.00%, 5/1/33	BB+	600,000	603,322
5.00%, 5/1/31	BB+	825,000	838,040
CA State Dept. of Veterans Affairs Home Purchase Rev. Bonds, Ser. A, 4.00%, 12/1/49	AA	2,850,000	2,862,131
CA State Edl. Fac. Auth. Rev. Bonds
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	439,151
(Pepperdine U.), 5.00%, 9/1/45 (Prerefunded 9/1/25)	Aa3	1,000,000	1,063,233
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	620,498
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa2	425,000	430,657
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	518,070
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa2	1,000,000	1,010,042
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	290,465
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/57	Baa3	400,000	390,405
5.00%, 8/1/50	Baa3	500,000	497,505
5.00%, 8/1/40	Baa3	400,000	406,540
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	6,242,991
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	1,895,962
(Cedars-Sinai Med. Ctr.), Ser. A, 4.00%, 8/15/48	Aa3	10,000,000	9,548,108
(City of Hope Oblig. Group), 4.00%, 11/15/45	A2	11,000,000	9,942,857
(Sutter Hlth. Oblig. Group), Ser. B, 4.00%, 11/15/38	A1	3,000,000	3,001,051
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	A1	1,000,000	1,005,802
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (2/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,281,117
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), 5.00%, 11/1/57	A	5,000,000	5,059,974
(Equitable School Revolving Fund), 5.00%, 11/1/47	A	2,300,000	2,369,326
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	618,096
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/34	A	445,000	494,059
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/33	A	820,000	917,155
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/32	A	780,000	877,741
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/31	A	745,000	840,491
(CA Science Ctr. Foundation), 4.00%, 5/1/51	A3	1,250,000	1,141,822
(Los Angeles Cnty. Museum of Natural History Foundation), 4.00%, 7/1/50	A2	7,125,000	6,347,795
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,282,429
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/37	A	505,000	504,576
Ser. B, 4.00%, 11/1/37	A	1,720,000	1,652,577
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	516,268
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/35	A	855,000	862,719
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,740,000	1,294,210
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	2,920,000	2,180,970
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB-/P	485,000	427,006
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	A-	600,000	632,419
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	A-	1,000,000	1,020,976
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	A-	685,000	724,295
CA State Muni. Fin. Auth. COP, (Palomar Hlth.), Ser. A, AGM, 5.25%, 11/1/52	AA	6,000,000	6,327,319
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA-	2,650,000	2,827,226
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	2,922,635
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A-/F	5,000,000	5,135,565
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	3,695,000	3,685,416
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	2,000,000	2,010,980
(Master's U. (The)), 5.00%, 8/1/39	BBB-	3,390,000	3,403,800
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA-	1,995,000	2,169,110
(Master's U. (The)), 5.00%, 8/1/34	BBB-	1,385,000	1,423,272
(Congregational Homes, Inc.), 4.00%, 11/15/56	BBB-/F	750,000	546,434
(Congregational Homes, Inc.), 4.00%, 11/15/52	BBB-/F	750,000	562,830
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/46	AA	1,375,000	1,248,440
(U. of the Pacific), 4.00%, 11/1/44	A2	1,180,000	1,119,344
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A-/F	5,000,000	4,683,422
(Congregational Homes, Inc.), 4.00%, 11/15/42	BBB-/F	295,000	238,227
(U. of the Pacific), 4.00%, 11/1/42	A2	1,600,000	1,538,209
(U. of the Pacific), 4.00%, 11/1/40	A2	600,000	579,489
(U. of the Pacific), 4.00%, 11/1/39	A2	585,000	569,162
(U. of the Pacific), 4.00%, 11/1/38	A2	900,000	882,461
(CHF-Davis II, LLC), BAM, 4.00%, 5/15/38	AA	1,300,000	1,259,408
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	396,388
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/37	A-/F	6,120,000	5,958,999
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	863,390
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/35	AA	1,295,000	1,292,556
(United Airlines, Inc.), 4.00%, 7/15/29	B+	5,000,000	4,876,397
(CHF-Davis II, LLC), BAM, 3.00%, 5/15/51	AA	9,250,000	6,630,447
(CA Inst. of the Arts), 3.00%, 10/1/41	Baa1	960,000	718,323
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BB-/P	1,500,000	1,285,501
Ser. B, 4.00%, 9/1/50	BB-/P	1,525,000	1,313,914
(BOLD Program), Ser. A, 4.00%, 9/1/46	BB-/P	1,090,000	960,423
Ser. B, 4.00%, 9/1/43	BB-/P	1,070,000	965,321
(BOLD Program), Ser. A, 4.00%, 9/1/41	BB-/P	660,000	598,271
Ser. B, 4.00%, 9/1/35	BB-/P	660,000	638,822
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	2,300,000	2,023,617
5.00%, 6/1/38	Ba1	1,680,000	1,570,188
5.00%, 6/1/28	Ba1	415,000	411,881
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A-	1,600,000	1,508,462
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	5,300,000	5,359,341
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	13,870,420
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A-	2,500,000	2,445,704
2.50%, 7/1/31	A-	1,125,000	1,100,567
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	4,390,000	4,160,634
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB+	2,000,000	2,035,106
5.00%, 1/1/43	BBB+	7,195,000	7,367,784
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BBB-/P	935,000	923,955
Ser. B-1, 5.00%, 6/1/49	BBB+	785,000	787,857
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB-	405,000	406,557
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,002,460
(Gold Country Settlement Funding Corp.), Ser. B-1, 4.00%, 6/1/49	BBB+	185,000	182,769
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	A-	100,000	89,851
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	A-	100,000	90,404
Ser. A, 4.00%, 6/1/40	A-	400,000	366,055
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A-	200,000	183,028
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A-	325,000	297,420
Ser. A, 4.00%, 6/1/39	A-	300,000	277,779
Ser. A, 4.00%, 6/1/38	A-	275,000	257,209
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A-	250,000	233,826
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A-	800,000	748,244
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A-	100,000	94,433
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A-	225,000	215,509
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A-	610,000	584,270
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A-	100,000	96,948
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A-	350,000	339,318
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A-	200,000	196,042
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB/P	7,295,000	1,435,347
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,500,000	1,313,969
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 4.00%, 3/1/38	Aa3	450,000	453,346
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,056,425
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,571,936
(Enloe Med. Ctr.), 5.00%, 8/15/38 (Prerefunded 2/15/26)	AA-	2,750,000	2,953,744
(Enloe Med. Ctr.), 5.00%, 8/15/35 (Prerefunded 2/15/26)	AA-	1,580,000	1,697,060
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	329,105
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	1,934,248
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,500,291
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB	2,500,000	2,150,911
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	984,964
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/39	AA-	875,000	875,952
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/38	AA-	800,000	804,916
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	626,740
(Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	9,000,000	5,997,738
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	BB+/P	1,170,000	986,882
4.00%, 9/1/41	BB+/P	500,000	449,796
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,297,035
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,494,708
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	452,977
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	367,326
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	732,913
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	710,000	636,551
Carson, Pub. Fin. Auth. Reassessment Rev. Bonds, 5.00%, 9/2/28	BB/P	1,650,000	1,779,126
Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,132,556
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	582,219
zero %, 8/1/39	AA	1,075,000	515,288
zero %, 8/1/38	AA	1,000,000	508,547
zero %, 8/1/36	AA	545,000	310,746
zero %, 8/1/34	AA	715,000	454,700
zero %, 8/1/33	AA	250,000	166,889
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,069,634
4.00%, 9/1/45	BB/P	500,000	436,363
3.00%, 9/1/25	BB/P	345,000	336,418
3.00%, 9/1/24	BB/P	335,000	329,254
Chino, Cmnty. Fac. Special Tax Bonds, (Dist. No. 2003-3)
5.375%, 9/1/52	BB+/P	2,000,000	2,054,560
5.375%, 9/1/47	BB+/P	1,615,000	1,669,066
5.25%, 9/1/42	BB+/P	1,585,000	1,641,879
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	753,218
5.50%, 9/1/29	AA-	2,165,000	2,204,618
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,621,226
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, (Sr. Lien), Ser. A, 5.00%, 9/1/28 (Prerefunded 9/1/23)	AA-	275,000	278,936
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	10,610,000	11,191,651
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,350,000	2,220,571
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Pasadena Portfolio), 4.00%, 12/1/56	BB/P	1,250,000	889,410
(Anaheim), 4.00%, 8/1/56	BB/P	2,500,000	1,906,864
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	2,775,000	1,915,370
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	9,110,000	6,062,724
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	6,800,000	4,527,627
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	2,265,000	1,885,748
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB-/P	1,000,000	887,731
4.00%, 9/1/40	BB-/P	400,000	365,932
4.00%, 9/1/36	BB-/P	175,000	167,725
4.00%, 9/1/33	BB-/P	425,000	419,076
Dublin, Special Tax, (Cmnty. Fac. Dist. No. 2015-1)
4.00%, 9/1/51	BB/P	865,000	714,814
4.00%, 9/1/45	BB/P	850,000	730,380
East Bay Muni. Util. Dist. Waste Wtr. Syst. Rev. Bonds, (Green Bonds), Ser. A, 5.00%, 6/1/45	AAA	1,130,000	1,262,988
Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	2,896,200
Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 9/1/34	AA	500,000	518,933
Fairfield Cmnty., Fac. Special Tax, (Dist. No. 2016-1), 4.00%, 9/1/52	BB/P	2,500,000	2,120,825
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-054, Class A, 2.35%, 12/15/35	AA+	965,000	753,436
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa2	1,505,000	1,390,458
Folsom Ranch, Fin. Auth. Special Tax, (Cmnty. Fac. Dist. No. 19), 5.00%, 9/1/49	BB-/P	1,000,000	985,919
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	BB+/P	900,000	775,425
4.00%, 9/1/45	BB+/P	750,000	667,699
4.00%, 9/1/40	BB+/P	625,000	580,995
4.00%, 9/1/36	BB+/P	550,000	533,734
4.00%, 9/1/32	BB+/P	240,000	241,181
Foothill-Eastern Trans. Corridor Agcy. Rev. Bonds, (Senior Lien), Ser. A, 4.00%, 1/15/46	A	3,250,000	3,009,726
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53 (Prerefunded 1/15/24)	A	8,000,000	8,260,738
Franklin-McKinley, School Dist. G.O. Bonds, (Election 2016), Ser. B, 5.00%, 8/1/44	Aa3	2,825,000	2,966,416
Gilroy Unified School Dist. G.O. Bonds, (Election 2016)
4.00%, 8/1/44	Aa3	1,500,000	1,462,710
4.00%, 8/1/40	Aa3	350,000	346,820
4.00%, 8/1/39	Aa3	350,000	350,385
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/51	BBB+	5,000,000	5,137,261
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,901,064
zero %, 8/1/36	Aa2	4,750,000	2,719,873
zero %, 8/1/35	Aa2	1,000,000	602,282
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	3,500,000	2,709,382
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,850,312	2,757,478
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/42	AA	4,000,000	4,457,458
Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM, 5.00%, 5/1/38	AA	250,000	266,168
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,011,255
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,280,639
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, (Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,003,069
Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	202,687
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,013,437
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	408,114
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,020,285
BAM, 5.00%, 9/1/38	AA	2,500,000	2,597,847
Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A+	600,000	616,811
5.00%, 9/1/32	A+	2,475,000	2,547,579
Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	Ba1	1,500,000	1,360,992
Kern, Cmnty. College Dist. G.O. Bonds, Ser. D, 5.25%, 8/1/39	Aa2	2,270,000	2,601,497
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,126,369
5.00%, 9/1/31	BB+/P	1,045,000	1,066,679
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,013,601
Long Beach, Arpt. Syst. Rev. Bonds
Ser. B, AGM, 5.00%, 6/1/40	AA	940,000	1,031,178
Ser. A, AGM, 5.00%, 6/1/39	AA	500,000	550,562
Ser. B, AGM, 5.00%, 6/1/39	AA	500,000	550,562
Ser. A, AGM, 5.00%, 6/1/38	AA	1,010,000	1,115,261
Ser. A, AGM, 5.00%, 6/1/37	AA	585,000	651,267
Ser. B, AGM, 5.00%, 6/1/37	AA	400,000	445,311
Ser. A, AGM, 5.00%, 6/1/36	AA	570,000	642,438
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A2	5,000,000	5,376,021
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	975,829
zero %, 8/1/33	Aa2	625,000	427,305
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA+	2,000,000	2,044,840
Ser. A, 5.00%, 5/15/40	AA+	5,000,000	5,138,534
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	540,461
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	AA+	1,000,000	1,021,177
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	AA+	3,000,000	3,113,271
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/34	Aa3	1,000,000	1,174,275
5.00%, 5/15/33	Aa3	1,000,000	1,181,241
4.00%, 5/15/35	Aa3	765,000	789,169
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. B, 5.00%, 7/1/48	Aa2	1,500,000	1,612,110
Ser. B, 5.00%, 7/1/40	Aa2	5,000,000	5,505,848
Ser. B, 5.00%, 7/1/40	Aa2	2,200,000	2,472,948
Ser. C, 5.00%, 7/1/40	Aa2	1,500,000	1,677,734
Los Angeles, Dept. of Wtr. & Pwr. Wtr. Works Rev. Bonds, Ser. C, 5.00%, 7/1/42	Aa2	8,150,000	9,080,685
Los Angeles, Harbor Dept. Rev. Bonds, (Green Bond), Ser. C, 4.00%, 8/1/39	AA+	2,200,000	2,174,368
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	7,186,343
Ser. A, 6.125%, 11/1/29	BBB+	925,000	1,024,140
Ser. B, 6.125%, 11/1/29	BBB+	2,325,000	2,574,327
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/51	BB+/P	1,815,000	1,538,231
4.00%, 9/1/36	BB+/P	500,000	477,729
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	3,622,928
Montebello, Unified School Dist. G.O. Bonds, Ser. B, AGM
5.00%, 8/1/50	AA	3,000,000	3,212,329
5.00%, 8/1/44	AA	2,000,000	2,170,699
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,469,010
Napa Valley, Cmnty. College Dist. G.O. Bonds, 4.00%, 8/1/34	Aa3	1,500,000	1,548,245
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	A-	1,360,000	1,373,668
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A2	13,000,000	12,991,255
Ontario, Special Tax, (Cmnty. Fac. Dist. No. 53)
4.00%, 9/1/51	BB+/P	1,170,000	932,840
4.00%, 9/1/42	BB+/P	600,000	519,256
4.00%, 9/1/36	BB+/P	500,000	466,527
Ontario, Intl. Arpt. Auth. Rev. Bonds, Ser. A, AGM, 4.00%, 5/15/41	AA	750,000	731,686
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	A+	1,750,000	1,770,098
5.00%, 8/15/32	A+	1,000,000	1,011,558
Pacifica, School Dist. G.O. Bonds, 4.00%, 8/1/50	Aa3	2,750,000	2,639,109
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds, NATL, 5.25%, 9/1/30	AA-	1,295,000	1,410,784
Poway Unified School Dist. Cmnty. Fac. Dist. No. 15 Special Tax Bonds, BAM
5.25%, 9/1/52	AA	2,500,000	2,658,659
4.125%, 9/1/47	AA	1,250,000	1,208,735
4.00%, 9/1/42	AA	800,000	780,699
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	428,868
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds
Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,078,766
Ser. P, 5.00%, 5/15/40	Aa3	21,125,000	23,358,952
Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,212,502
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B, BAM
5.00%, 10/1/41	AA	1,990,000	2,090,046
5.00%, 10/1/37	AA	1,010,000	1,069,141
5.00%, 10/1/32	AA	290,000	310,396
5.00%, 10/1/29	AA	775,000	832,512
5.00%, 10/1/28	AA	235,000	253,191
5.00%, 10/1/26	AA	500,000	542,046
5.00%, 10/1/24	AA	445,000	462,016
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	485,000	492,007
5.00%, 9/1/39	BB+/P	485,000	493,829
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,430,000	3,517,989
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,231,679
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	1,983,562
4.00%, 9/1/45	BBB+/F	750,000	649,219
4.00%, 9/1/40	BB+/P	555,000	495,569
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,017,310
Roseville, Special Tax
5.00%, 9/1/49	BB/P	1,000,000	1,017,108
5.00%, 9/1/45	BB/P	400,000	408,848
5.00%, 9/1/39	BB/P	465,000	483,481
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	BB/P	1,775,000	1,526,911
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB-/P	450,000	381,691
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB-/P	1,000,000	870,259
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	BB/P	700,000	636,955
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,277,635
5.00%, 9/1/33	BBB-/P	1,000,000	1,031,483
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	650,000	523,951
4.00%, 9/1/41	BB/P	1,000,000	872,737
Sacramento, City Unified School Dist. G.O. Bonds, Ser. G, AGM
4.00%, 8/1/49	AA	3,000,000	2,883,398
4.00%, 8/1/44	AA	1,000,000	979,321
4.00%, 8/1/41	AA	765,000	756,176
4.00%, 8/1/40	AA	890,000	881,913
4.00%, 8/1/39	AA	750,000	751,084
4.00%, 8/1/38	AA	800,000	806,247
4.00%, 8/1/37	AA	450,000	457,852
Salinas, Union High School Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/45	Aa2	5,960,000	5,769,522
San Bernardino Cnty., FRB, Ser. C, 4.35%, 8/1/23	Aa1	2,500,000	2,492,420
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,548,345
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	970,000	975,888
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	6,645,000	7,342,413
San Diego Cnty., Special Tax Bonds, (Harmony Grove Village-Impt. Area No. 1), Ser. A
4.00%, 9/1/50	BB/P	875,000	745,662
4.00%, 9/1/45	BB/P	550,000	483,415
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A	1,000,000	896,267
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,190,552
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	A	560,000	536,206
San Diego, Unified School Dist. G.O. Bonds, Ser. K-2
zero %, 7/1/35	Aa2	1,025,000	640,341
zero %, 7/1/33	Aa2	1,645,000	1,125,054
zero %, 7/1/32	Aa2	1,955,000	1,398,894
San Francisco City & Cnty., Special Tax, (Cmnty. Fac. Dist. No. 2016-1), Ser. 21, 4.00%, 9/1/41	BB-/P	850,000	767,569
San Francisco, Bay Area Rapid Transit Dist. G.O. Bonds
(Election 2016), 3.00%, 8/1/49	Aaa	6,365,000	4,807,879
3.00%, 8/1/38	Aaa	4,280,000	3,728,029
(Green Bonds), Ser. C-1, 3.00%, 8/1/37	Aaa	3,250,000	2,878,948
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. B, 5.00%, 5/1/52	A1	5,285,000	5,678,113
Ser. 20B, 4.00%, 5/1/40	A1	500,000	489,225
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.10%, 5/1/58	VMIG 1	3,505,000	3,505,000
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,141,017
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,802,648
San Francisco, City & Cnty., Infrastructure & Revitalization 144A Tax Alloc. Bonds, (Fin. Dist. No. 1 Fac.), Ser. A, 5.00%, 9/1/52	BBB/P	1,300,000	1,246,746
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.25%, 6/1/46	AA+	1,250,000	1,378,778
5.00%, 6/1/40	AA+	600,000	657,627
San Joaquin, Regl. Rail Comm. COP
5.00%, 5/1/34	A2	550,000	624,852
4.00%, 5/1/40	A2	390,000	383,657
4.00%, 5/1/39	A2	370,000	367,207
4.00%, 5/1/38	A2	460,000	459,728
4.00%, 5/1/37	A2	490,000	492,076
4.00%, 5/1/36	A2	350,000	353,160
4.00%, 5/1/35	A2	330,000	335,525
San Luis Obispo Cnty., Fin. Auth. Rev. Bonds, Ser. A, 5.50%, 11/15/47	AA+	1,885,000	2,101,428
Santa Ana, Gas Tax Rev. Bonds
4.00%, 1/1/40	AA-	1,670,000	1,614,837
4.00%, 1/1/39	AA-	1,710,000	1,670,467
Santa Maria, G.O. Bonds, (Joint Union High School Dist. Election 2016)
3.00%, 8/1/42	Aa2	2,210,000	1,779,502
3.00%, 8/1/39	Aa2	1,385,000	1,181,089
3.00%, 8/1/37	Aa2	355,000	312,595
3.00%, 8/1/36	Aa2	250,000	224,207
Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM, 5.00%, 8/1/31	AA	2,410,000	2,585,525
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,508,032
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5.00%, 8/15/30	AA	1,130,000	1,141,971
Southern CA Pub. Pwr. Auth. Rev. Bonds, (Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A2	2,850,000	2,928,613
Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds, (Delta Wtr. Supply), Ser. A, 6.125%, 10/1/35 (Prerefunded 10/1/23)	A	750,000	768,168
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,078,116
5.00%, 2/1/35	A	2,410,000	2,610,838
5.00%, 2/1/34	A	2,295,000	2,499,332
5.00%, 2/1/31	A	1,325,000	1,449,337
Sweetwater, G.O. Bonds
(Sweetwater Union High School Dist.), Ser. A1, 5.00%, 8/1/52	A1	6,500,000	7,010,375
(Union High School Dist.), 5.00%, 8/1/35	A1	2,330,000	2,462,184
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	12,495,000	12,441,949
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A-	2,100,000	2,172,107
U. of CA Rev. Bonds
Ser. AZ, 5.25%, 5/15/58	Aa2	9,110,000	9,711,328
Ser. S, 5.00%, 5/15/38(T)	AA-	10,650,000	12,117,106
U. of CA Regents Med. Ctr. Rev. Bonds Ser. L, 5.00%, 5/15/47(T)	AA-	10,000,000	10,306,853
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/40	Baa1	740,000	767,007
5.00%, 8/1/39	Baa1	425,000	442,172
5.00%, 8/1/35	Baa1	1,440,000	1,517,739
5.00%, 8/1/34	Baa1	1,060,000	1,128,150
5.00%, 8/1/33	Baa1	960,000	1,025,430
5.00%, 8/1/32	Baa1	1,000,000	1,071,807
5.00%, 8/1/31	Baa1	770,000	826,713
Western Placer Waste Mgt. Auth. Rev. Bonds, (Material Recvy. Fac.), Ser. A
5.00%, 6/1/40	AA	1,200,000	1,330,443
5.00%, 6/1/39	AA	1,175,000	1,308,628
5.00%, 6/1/38	AA	1,125,000	1,257,428
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,359,434
Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. G, 5.00%, 5/15/47(T)	AA	9,000,000	9,282,853
(Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/44(T)	AA-	10,000,000	10,198,449

			821,666,631
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	785,000	827,608
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,525,741

			2,353,349
Illinois (0.7%)
IL State G.O. Bonds
5.00%, 1/1/41	Baa1	1,770,000	1,745,212
5.00%, 11/1/38	Baa1	4,200,000	4,183,799

			5,929,011

Total municipal bonds and notes (cost $897,711,396)			$840,245,386

SHORT-TERM INVESTMENTS (0.3%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	1,872,910	$1,872,910
U.S. Treasury Bills 3.934%, 1/10/23(SEG)		$377,000	376,735
U.S. Treasury Bills 3.814%, 2/2/23		300,000	299,048
U.S. Treasury Bills 3.964%, 1/3/23(SEG)		300,000	300,000

Total short-term investments (cost $2,848,545)			$2,848,693
TOTAL INVESTMENTS

Total investments (cost $900,559,941)			$843,094,079

FUTURES CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	215	$25,430,469	$25,430,469	Mar-23	$147,329

Unrealized appreciation					147,329

Unrealized (depreciation)					—

Total					$147,329

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $815,014,310.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 09/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$2,312,477	$51,126,459	$51,566,026	$59,412	$1,872,910

	Total Short-term investments	$2,312,477	$51,126,459	$51,566,026	$59,412	$1,872,910
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $671,467.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 3.66%, 4.39% and 4.77%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	17.9%
	Healthcare	16.3
	Local debt	14.5
	Land	12.2
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $41,905,261 were held by the TOB trust and served as collateral for $28,270,000 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $181,187 for these investments based on an average interest rate of 2.54%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$840,245,386	$—
Short-term investments	—	2,848,693	—

Totals by level	$—	$843,094,079	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	147,329	—	—

Totals by level	$147,329	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	200
OTC total return swap contracts (notional)	$1,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com